Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2011
Securities Purchased Under Agreements to Resell

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	DECEMBER 31
($ In Millions)	2011	2010
Balance at December 31	$74.7	$152.1
Average Balance During the Year	246.3	277.3
Average Interest Rate Earned During the Year	.07%	.17%
Maximum Month-End Balance During the Year	424.2	578.0

Securities Sold Under Agreements to Repurchase

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	DECEMBER 31
($ In Millions)	2011	2010
Balance at December 31	$1,198.8	$954.4
Average Balance During the Year	815.8	626.8
Average Interest Rate Paid During the Year	.08%	.17%
Maximum Month-End Balance During the Year	1,479.3	954.4